Note 17 - Related Party Transactions (Detail) (Officers Directors And Affiliates [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Officers Directors And Affiliates [Member]
Related Party Deposit Liabilities	$ 27.1	$ 28.5